Summary of Significant Accounting Policies and Organization (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 25, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents
Impairment losses on equipment
Revenue
Cash excess of FDIC insurance limits		595,696		500,006	0
Doubtful accounts		$ 0	$ 0	$ 0	$ 0
Sales Agreement [Member] | Maximum [Member]
Information used to allocate transaction amount	The Company signed an amendment to a strategic partnership agreement with Kings Group for and exclusive sales agreement for up to $40 million.